Debt (Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense
Interest expense	$ 457	$ 508	$ 508
Long-term Debt [Member]
Interest Expense
Interest expense	$ 457	$ 508	$ 508